Other long-term liabilities - Components of other long-term liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Share-based compensation liability (note 14)	$ 73,547	$ 74,107
Site restoration costs	38,048	32,596
Land mortgage	27,483	28,014
Defined benefit pension plans (note 21)	20,531	22,691
Cash flow hedges (note 19)	36,811	91,183
Other	882	1,319
Other long-term liabilities	197,302	249,910
Less current maturities	(46,840)	(94,992)
Other non-current liabilities	$ 150,462	$ 154,918